SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) shares in Millions	Sep. 14, 2021	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Sep. 30, 2021
Cash equivalents		$ 0	$ 0
Prepaid expense, current		279,274	133,417
Debt issuance costs, gross		259,903	350,320
Impairment of long-lived assets		$ 0	$ 0
Trio LLC [Member]
Issuance of share	245,000.0
Business acquisition percentage	45.00%	1.00%	1.00%		45.00%
Trio LLC [Member] | South Salinas Project [Member]
Business acquisition percentage.	82.75%			85.775%